Convertible senior notes	12 Months Ended
Dec. 31, 2019
Convertible senior notes
Convertible senior notes
19 .	Convertible senior notes

On March 17, 2014, the Group issued US$632,500 (approximately RMB4,391,448) in aggregate principal amount of 1.5% Convertible Senior Notes due 2019 (the “Notes”). The Notes can be converted into the Company’s ADSs, each representing 1/5 Class A ordinary share of the Company, par value 0.001 per share (the “ordinary shares”), at the option of the holders, based on an initial conversion rate of 49.693 of the Company’s American depositary shares (“ADSs”) (4.9693 ADSs before the ADS ratio change effective November 3, 2014) per US$1,000 principal amount of Notes (US$20.124 per ADS, or $201.24 per ADSs before the ADS ratio change). Holders of the Notes have the right to require the Group to repurchase for cash all or part of their Notes on March 15, 2017 or upon the occurrence of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.
The Notes bear interest at a rate of 1.5% per year, payable semiannually in arrears on March 15 and September 15 of each year, beginning on September 15, 2014.
The net proceeds from the Notes offering were US$617,191 (approximately RMB4,285,157), after deducting discounts to the initial purchaser of US$14,231 (approximately RMB98,806) and debt issuance costs of US$1,078 (approximately RMB7,485). Debt issuance costs and debt discounts are recorded as a direct deduction from the face amount of Convertible Senior Notes, and amortized as interest expenses, using the effective interest method, from issuance date to the first put date of the Notes (March 15, 2017).
On March 15, 2017, part of the Notes holders exercised their option to redeem the Notes, the total redemption amount was US$3,125 (approximately RMB21,697). The Group repaid all the outstanding principal at US$629,375 (approximately RMB4,220,841) and interests at US$4,720 (approximately RMB31,685) on March 15, 2019.